Note 12 - Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2015	2014	2013
Income tax expense using combined statutory rate of 26.5% (2013 - 26.5%, 2012 - 26.5%)	$16,326	$10,185	$6,423
Permanent differences	488	583	446
Tax effect of flow through entities	(230)	(184)	(555)
Losses not previously recognized	-	-	(358)
Impact of changes in foreign exchange rates	(10)	(176)	(471)
Adjustments to tax liabilities for prior periods	1,393	432	(573)
Effects of changes in enacted tax rates	(42)	(63)	265
Changes in liability for unrecognized tax benefits	(130)	(229)	222
Foreign, state and provincial tax rate differential	3,750	1,741	(406)
Gain on disposition of preferred shares	1,246	-	-
Tax on preferred shares	-	-	518
Other taxes	(161)	(47)	274
Change in valuation allowances	782	-	-
Provision for income taxes as reported	$23,412	$12,242	$5,785

Earnings before income tax by jurisdiction comprise the following:

	2015	2014	2013
Canada	$8,590	$14,967	$5,407
United States	53,020	23,467	18,830
Total	$61,610	$38,434	$24,237

Income tax expense (recovery) comprises the following:

	2015	2014	2013
Current
Canada	$829	$6,360	$3,864
United States	10,757	4,901	11,000
	11,586	11,261	14,864
Deferred
Canada	1,352	(372)	(3,530)
United States	10,474	1,353	(5,549)
	11,826	981	(9,079)
Total	$23,412	$12,242	$5,785

The significant components of deferred income tax are as follows:

	2015	2014
Deferred income tax assets
Loss carry-forwards	$6,071	$2,674
Expenses not currently deductible	13,245	11,839
Stock-based compensation	2,420	4,044
Basis differences of partnerships and other entities	925	1,251
Allowance for doubtful accounts	2,967	2,026
Inventory and other reserves	548	1,405
	26,176	23,239
Deferred income tax liabilities
Depreciation and amortization	13,971	14,236
Prepaid and other expenses deducted for tax purposes	1,782	1,804
	15,753	16,040
Net deferred income tax asset before valuation allowance	10,423	7,199
Valuation allowance	783	-
Net deferred income tax asset	$9,640	$7,199

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014
Canada	$3,234	$6,963	$-	$-	$3,234	$6,963
United States	21,472	8,874	6,470	-	15,002	8,874

The Company has gross capital loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014
Canada	$-	$-	$-	$-	$-	$-
United States	-	-	-	-	-	-

These amounts above are available to reduce future federal and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 14 to 20 years. Capital losses attributable to Canada and the United States are carried forward indefinitely.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $267,899 as at December 31, 2015 (2014 - $227,061). Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2013	$696
Reduction for lapses in applicable statutes of limitations	(202)
Balance, December 31, 2014	494
Increases based on tax positions related to 2015	(202)
Balance, December 31, 2015	$292

Of the $292 (2014 - $494) in gross unrecognized tax benefits, $292, (2014 - $494) would affect the Company’s effective tax rate if recognized. For the year ended December 31, 2015, a recovery of $34 in interest and penalties related to provisions for income tax was recorded in income tax expense (2014 - recovery of $27; 2013 - recovery of $19). As at December 31, 2015, the Company had accrued $50 (2014 - $84) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $164 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.